UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         September 30, 2006
                                                --------------------------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Swiftwater Capital Management, LP
           ---------------------------------
Address:   856 South Pleasantburg Drive
           ----------------------------
           Greenville, South Carolina 29607
           --------------------------------

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen A. DePiero
         ------------------
Title:   Chief Financial Officer
         -----------------------
Phone:   (864) 990-3233
         --------------

Signature, Place, and Date of Signing:


    /s/ STEPHEN A. DEPIERO           Greenville, SC          November 10, 2006
------------------------------   ------------------------   --------------------
          [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name

28-
   -----------------            ---------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                         --------------------------
Form 13F Information Table Entry Total:                 48
                                         ---------------------------
Form 13F Information Table Value Total:           $142,682
                                         ---------------------------
                                                 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.       Form 13F File Number            Name

                NONE
     ------     ------------------------------------------------------

                           FORM 13F INFORMATION TABLE

            COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
            --------               --------       --------  --------       --------         --------   --------        --------
                                                             VALUE    SHRS OR   SH   PUT / INVESTMENT    OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
         --------------         --------------      -----   --------  -------   ---  ----  ----------  --------   ----  ------  ----
AMERICAN INTL GROUP INC          COM             026874107      875      13200   SH         SOLE                 13200
AMERICAN INTL GROUP INC          COM             026874107     2498      37700   SH   CALL  SOLE                     0
ARQULE INC                       COM             04269E107      317      75300   SH         SOLE                 75300
BERKSHIRE HATHAWAY INC DEL       CL B            084670207     1130        356   SH         SOLE                   356
BKF CAP GROUP INC                COM             05548G102      283      72500   SH         SOLE                 72500
CITIGROUP INC                    COM             172967101    30070     605400   SH   CALL  SOLE                     0
COTHERIX INC                     COM             22163T103      431      61000   SH         SOLE                 61000
CV THERAPEUTICS INC              COM             126667104      754      67698   SH         SOLE                 67698
DELL INC                         COM             24702R101     1845      80800   SH         SOLE                 80800
DISCOVERY HOLDING CO             CL A COM        25468Y107      549      38000   SH         SOLE                 38000
DISCOVERY HOLDING CO             CL A COM        25468Y107      723      50000   SH   CALL  SOLE                     0
DYNAVAX TECHNOLOGIES CORP        COM             268158102      104      24188   SH         SOLE                 24188
ENDURANCE SPECIALTY HLDGS LT     SHS             G30397106      652      18500   SH         SOLE                 18500
GENVEC INC                       COM             37246C109      128     114000   SH         SOLE                114000
HOME DEPOT INC                   COM             437076102      715      19700   SH         SOLE                 19700
HOME DEPOT INC                   COM             437076102    13768     379600   SH   CALL  SOLE                     0
INSPIRE PHARMACEUTICALS INC      COM             457733103      255      50100   SH         SOLE                 50100
IRSA INVERSIONES Y REP S A       GLOBL DEP RCPT  450047204      614      48500   SH         SOLE                 48500
LAWSON SOFTWARE INC NEW          COM             52078P102      684      94311   SH         SOLE                 94311
LIBERTY MEDIA HLDG CORP          INT COM SER A   53071M104      713      35000   SH         SOLE                 35000
MEDTRONIC INC                    COM             585055106     1361      29300   SH   CALL  SOLE                     0
MOMENTA PHARMACEUTICALS INC      COM             60877T100      319      23600   SH         SOLE                 23600
MRV COMMUNICATIONS INC           COM             553477100      533     192950   SH         SOLE                192950
NASTECH PHARMACEUTICAL INC       COM PAR $0.006  631728409      195      12800   SH         SOLE                 12800
NATIONAL ATLANTIC HLDGS CORP     COM             63253Y107      782      68300   SH         SOLE                 68300
NEOPHARM INC                     COM             640919106      669     138000   SH         SOLE                138000
NEVADA GOLD & CASINOS INC        COM NEW         64126Q206      386      80000   SH         SOLE                 80000
NGP CAP RES CO                   COM             62912R107      350      24000   SH         SOLE                 24000
NOKIA CORP                       SPONSORED ADR   654902204      601      30500   SH         SOLE                 30500
NOKIA CORP                       SPONSORED ADR   654902204     5397     274100   SH   CALL  SOLE                     0
NPS PHARMACEUTICALS INC          COM             62936P103      290      76000   SH         SOLE                 76000
OXIGENE INC                      COM             691828107      364      93050   SH         SOLE                 93050
PFIZER INC                       COM             717081103    17935     632400   SH   CALL  SOLE                     0
PHARMION CORP                    COM             71715B409      261      12100   SH         SOLE                 12100
PINNACLE AIRL CORP               COM             723443107     1652     223000   SH         SOLE                223000
SCICLONE PHARMACEUTICALS INC     COM             80862K104      136      58440   SH         SOLE                 58440
SPECTRUM PHARMACEUTICALS INC     COM             84763A108      316      60300   SH         SOLE                 60300
SPRINT NEXTEL CORP               COM FON         852061100     2610     152200   SH         SOLE                152200
SPRINT NEXTEL CORP               COM FON         852061100    17180    1001700   SH   CALL  SOLE                     0
ST PAUL TRAVELERS INC            COM             792860108      399       8500   SH         SOLE                  8500
SUNTERRA CORP                    COM NEW         86787D208      239      21100   SH         SOLE                 21100
TIME WARNER INC                  COM             887317105     1823     100000   SH   CALL  SOLE                     0
TYCO INTL LTD NEW                COM             902124106     1303      46563   SH         SOLE                 46563
TYCO INTL LTD NEW                COM             902124106     2253      80500   SH   CALL  SOLE                     0
UAL CORP                         COM NEW         902549807      717      27000   SH         SOLE                 27000
VERIZON COMMUNICATIONS           COM             92343V104     7407     199500   SH   CALL  SOLE                     0
VIACOM INC NEW                   CL B            92553P201     3175      85400   SH   CALL  SOLE                     0
WAL MART STORES INC              COM             931142103    16921     343100   SH   CALL  SOLE                     0